Shareholder Report, Holdings (Details) - C000240297	Jul. 31, 2025
534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
69553P100 | PagerDuty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
10948W103 | Acadian Asset Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
440327104 | Horace Mann Educators Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
03071H100 | AMERISAFE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Health Care00653Q102
Holdings [Line Items]
Percent of Total Investments	100.00%
Health CareBLUEP1473
Holdings [Line Items]
Percent of Total Investments	0.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%